ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Trade accounts receivable	$ 14,825,914	$ 13,085,704
Less: allowances for doubtful accounts	(100,884)	(67,002)
Accounts receivable, net	$ 14,725,030	$ 13,018,702